Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document And Entity Information [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	READING INTERNATIONAL, INC
Entity Central Index Key	0000716634